Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Net loss for the year	$ (50,185)	$ (51,396)
Items that are or may be reclassified subsequently to income or loss:
Foreign currency translation adjustment of subsidiary	11,834	(30,028)
Other comprehensive loss for the year	$ (38,351)	$ (81,424)